Cash, Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Restricted Cash
4. Cash, Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the balance sheet and included in the statement of cash flows:

	December 31,
	2021	2020
Cash and cash equivalents	$6,510,140	$155,427
Restricted cash	50,000	25,000

Cash, cash equivalents, and restricted cash	$6,560,140	$180,427

Amounts included in restricted cash as of December 31, 2021 and 2020 consist of cash held to collateralize a letter of credit issued as a security deposit in connection with the Company’s lease on its corporate facility and for certain credit cards.